RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Note receivable	$ 1,500,000	$ 1,500,000		$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)		(1,500,000)	(1,500,000)	(1,500,000)	(1,500,000)		(1,500,000)
Note Receivable, net
Derivative liability	217,806	148,628			148,628		217,806
Expense	500,233		$ 1,045,389				1,840,004	$ 1,718,382	3,588,608	383,520
Interest expense related to Debentures origination fee	10,000						25,000
Interest expense related to the Warrants issued in Private Placement							281,565
Loss on derivative liability	(39,725)
Other Income							$ 6,291		1,498,352	1,648
Restated [Member]
Note receivable		1,500,000			1,500,000				1,500,000
Less: Allowance for doubtful account		(1,500,000)			(1,500,000)				(1,500,000)
Note Receivable, net
Change in total assets
Convertible Debenture		250,000			250,000
Derivative liability		148,628			148,628
Warrant liability
Additional paid in-capital - Warrant		281,565			281,565
Change in liabilities and stockholders' deficit		680,193			680,193
Expense		(2,699)			(2,699)				(1,514,160)
Interest expense related to Debentures origination fee		(15,000)			(15,000)
Interest expense related to the Warrants issued in Private Placement		(281,565)			(281,565)
Loss on derivative liability		(148,628)			(148,628)
Other Income		6,291			6,291				1,498,352	1,648
Change in Net Income		(441,601)			(441,601)				(15,808)	1,648
Previous [Member]
Note receivable
Less: Allowance for doubtful account
Note Receivable, net
Change in total assets
Convertible Debenture		227,500			227,500
Derivative liability
Warrant liability		12,500			12,500
Additional paid in-capital - Warrant
Change in liabilities and stockholders' deficit		240,000			240,000
Expense		(2,699)			(2,699)				14,160
Interest expense related to Debentures origination fee
Interest expense related to the Warrants issued in Private Placement
Loss on derivative liability
Other Income		6,291			6,291
Change in Net Income		$ 3,592			$ 3,592				$ 14,160